Schedule of Private Placement Offering (Details) - USD ($)								6 Months Ended	12 Months Ended
	Apr. 28, 2026	Apr. 08, 2026	Feb. 13, 2026	Dec. 03, 2025	Oct. 08, 2025	Aug. 19, 2025	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Mar. 31, 2026	Feb. 05, 2024
Short-Term Debt [Line Items]
Principal amount											$ 4,500,000
Boot Capital [Member]
Short-Term Debt [Line Items]
Maturity date				Aug. 30, 2026
Principal amount				$ 115,000
Proceeds from debt				100,000
Original issue discount				$ 15,000
Interest rate				14.00%
Percentage of common stock shares convertible									4.99%
Venture Issuance and Payofff [Member]
Short-Term Debt [Line Items]
Maturity date		Aug. 18, 2026
Principal amount										$ 487,000
Proceeds from debt		$ 333,000
Interest rate		198.50%
TVT Capital Issuance [Member]
Short-Term Debt [Line Items]
Maturity date	Jan. 05, 2027
Principal amount	$ 834,000
Proceeds from debt	$ 579,000
Interest rate	106.71%
Private Placement Notes [Member]
Short-Term Debt [Line Items]
Principal amount								$ 9,233,000	$ 6,900,000
Proceeds from debt								$ 7,377,000	$ 5,497,909
Private Placement Notes [Member] | June 3i Note [Member]
Short-Term Debt [Line Items]
Maturity date							Jun. 30, 2026
Principal amount							$ 2,200,000
Proceeds from debt							$ 1,725,000
Initial Conversion Price per Share							$ 500.00
Initial Conversion Floor Price per Share							22.00
Private Placement Notes [Member] | June 3i Note [Member] | Reverse Stock Split [Member]
Short-Term Debt [Line Items]
Initial Conversion Price per Share							500.00
Initial Conversion Floor Price per Share							$ 22.00
Private Placement Notes [Member] | August 3i Note [Member]
Short-Term Debt [Line Items]
Maturity date						Sep. 19, 2026
Principal amount						$ 2,200,000
Proceeds from debt						$ 1,762,000
Initial Conversion Price per Share						$ 500.00
Initial Conversion Floor Price per Share						220.00
Private Placement Notes [Member] | August 3i Note [Member] | Reverse Stock Split [Member]
Short-Term Debt [Line Items]
Initial Conversion Price per Share						500.00
Initial Conversion Floor Price per Share						$ 220.00
Private Placement Notes [Member] | October 3i Note [Member]
Short-Term Debt [Line Items]
Maturity date					Oct. 08, 2026
Principal amount					$ 2,500,000
Proceeds from debt					$ 2,010,909
Initial Conversion Price per Share					$ 500.00
Initial Conversion Floor Price per Share					124.00
Private Placement Notes [Member] | October 3i Note [Member] | Reverse Stock Split [Member]
Short-Term Debt [Line Items]
Initial Conversion Price per Share					500.00
Initial Conversion Floor Price per Share					$ 124.00
Private Placement Notes [Member] | February 3i Note [Member]
Short-Term Debt [Line Items]
Maturity date					Feb. 13, 2027
Principal amount			$ 2,333,000
Proceeds from debt			$ 1,879,000
Private Placement Notes [Member] | February 3i Note [Member] | Reverse Stock Split [Member]
Short-Term Debt [Line Items]
Initial Conversion Price per Share			$ 222.00
Initial Conversion Floor Price per Share			50.80
Private Placement Warrants [Member]
Short-Term Debt [Line Items]
Number of Buyer Warrants Issued by the Company									1,967
Private Placement Warrants [Member] | June Warrant [Member]
Short-Term Debt [Line Items]
Number of Buyer Warrants Issued by the Company							336
Initial Buyer Warrant Exercise Price per Share							$ 500.00
Private Placement Warrants [Member] | August Warrant [Member]
Short-Term Debt [Line Items]
Number of Buyer Warrants Issued by the Company						631
Initial Buyer Warrant Exercise Price per Share						$ 500.00
Private Placement Warrants [Member] | October Warrant [Member]
Short-Term Debt [Line Items]
Number of Buyer Warrants Issued by the Company					1,000
Initial Buyer Warrant Exercise Price per Share					$ 500.00
Private Placement Warrants [Member] | Reverse Stock Split [Member]
Short-Term Debt [Line Items]
Number of Buyer Warrants Issued by the Company								5,069
Private Placement Warrants [Member] | Reverse Stock Split [Member] | June Warrant [Member]
Short-Term Debt [Line Items]
Number of Buyer Warrants Issued by the Company							336
Initial Buyer Warrant Exercise Price per Share							$ 500.00
Private Placement Warrants [Member] | Reverse Stock Split [Member] | August Warrant [Member]
Short-Term Debt [Line Items]
Number of Buyer Warrants Issued by the Company						631
Initial Buyer Warrant Exercise Price per Share						$ 500.00
Private Placement Warrants [Member] | Reverse Stock Split [Member] | October Warrant [Member]
Short-Term Debt [Line Items]
Number of Buyer Warrants Issued by the Company					2,000
Initial Buyer Warrant Exercise Price per Share					$ 500.00
Private Placement Warrants [Member] | Reverse Stock Split [Member] | February 3i Note [Member]
Short-Term Debt [Line Items]
Number of Buyer Warrants Issued by the Company					2,102
Initial Buyer Warrant Exercise Price per Share			$ 222.00